MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure of information about mineral property interests
	Maestro Property (formerly Lone Pine)	Jake Property	Angel’s Camp Royalty	Total
Balance, July 31, 2020	$-	$-	$1	$1
Acquisition – cash payments	105,000	-	-	105,000
Acquisition – share issuance	210,000	-	-	210,000
Acquisition – royalty payments	25,000	-	-	25,000
Disposal	-	-	(1)	-
Balance, July 31, 2021	$340,000	$-	$-	$340,000
Acquisition – cash payments*	-	100,000	-	100,000
Acquisition – royalty payments	25,000	-	-	25,000
Balance, July 31, 2022	$365,000	$100,000	$-	$365,000